Convertible Loan (Narrative) (Details)		12 Months Ended
	Jan. 12, 2021 USD ($) Year shares	Mar. 31, 2022 USD ($) Year shares	Mar. 31, 2021 USD ($) Year	Mar. 31, 2022 $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 $ / shares	Mar. 31, 2021 USD ($)	Jan. 12, 2021 $ / shares	Mar. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 18,361,495
Number of warrants issued | shares		300,000
Convertible loan - derivative component					$ 4,986,354		$ 15,737,578
Change in fair value of liability		$ 10,751,225	$ (7,176,949)
Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 15,000,000
Term of borrowings	60 months
Borrowings, interest rate								8.00%
Conversion price of convertible debt | $ / shares								$ 15
Number of warrants issued | shares	5,000,000
Exercise price of warrants | $ / shares								$ 15
Term of warrants issued	3 years
Proceeds of borrowings allocated to derivative component	$ 8,560,630
Proceeds of borrowings allocated to liability component	$ 6,439,370
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Conversion price of convertible debt | $ / shares				$ 2.66		$ 4.91
Risk-free interest rate					1.75%		1.75%	0.69%
Expected volatility					105.00%		105.00%	105.00%
Expected life | Year	2.71	2.11	2.62
Convertible loan - derivative component					$ 4,986,353		$ 15,737,578		$ 0
Change in fair value of liability		$ 10,751,225